Expense Example, No Redemption {- Fidelity Advisor Freedom® 2040 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-17 - Fidelity Advisor Freedom® 2040 Fund	Jul. 13, 2021 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 671
3 Years	874
5 Years	1,090
10 Years	1,692
Class M
Expense Example, No Redemption:
1 Year	473
3 Years	732
5 Years	1,007
10 Years	1,771
Class C
Expense Example, No Redemption:
1 Year	178
3 Years	550
5 Years	943
10 Years	2,025
Class I
Expense Example, No Redemption:
1 Year	77
3 Years	239
5 Years	411
10 Years	890
Class Z
Expense Example, No Redemption:
1 Year	66
3 Years	206
5 Years	356
10 Years	$ 773